Related Party Transactions - Additional Information (Detail) - EUR (€)			1 Months Ended	12 Months Ended
		Nov. 03, 2016	Feb. 05, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Zeiss Commitment R&D and Capex investment Contractual Term		6 years
Zeiss Commitment Consideration already paid During the Year				€ 275,100,000	€ 147,500,000
Contractual Obligation	[1]			8,339,400,000
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party				1,401,000,000	1,141,600,000	€ 967,700,000
Due from Related Parties				768,100,000	497,500,000
Net outstanding liability to Intel				58,100,000	143,200,000
Any Director or Officer of ASML or any Associate Thereof [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof				0
Transactions outside the normal course of business				0
Any Director or Officer of ASML or any Associate Thereof [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			€ 0
Transactions outside the normal course of business			€ 0
Zeiss High-NA Funding Commitment [Member]
Related Party Transaction [Line Items]
Contractual Obligation - Additional Commitment				144,900,000	325,000,000
Contractual Obligation - Cumulative Additional Commitment				1,229,900,000
Contractual Obligation		€ 760,000,000		795,300,000	925,500,000
Research and Development Costs [Member]
Related Party Transaction [Line Items]
Zeiss Commitment Consideration already paid During the Year				€ 74,800,000	€ 55,800,000

[1]	3.We have excluded unrecognized tax benefits for an amount of EUR 208.7 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.